Fund Holdings
March 31, 2022
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Rural America Growth & Income Fund (HRRLX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  March 31, 2022  |  (Unaudited)

U.S. Government & Agency Obligations | 93.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	0.28%(a)	11/16/22	$1,000,000	$999,987
Federal Farm Credit Bank	0.31(a)	05/19/23	1,000,000	1,000,000
Federal Farm Credit Bank	0.30(a)	06/14/23	500,000	500,000
Federal Farm Credit Bank	0.29(a)	06/23/23	500,000	499,974
Federal Farm Credit Bank	0.30(a)	09/18/23	500,000	500,000
Federal Farm Credit Bank	0.31(a)	09/20/23	1,000,000	1,000,000
Federal Farm Credit Bank	0.32(a)	09/29/23	1,000,000	1,000,000
Federal Farm Credit Bank	0.33(a)	11/07/23	500,000	500,000
Federal Farm Credit Bank	0.31(a)	12/15/23	500,000	499,957
Federal Farm Credit Bank	0.34(a)	01/04/24	500,000	500,000
Federal Farm Credit Bank	0.33(a)	01/10/24	500,000	500,000
Federal Farm Credit Bank	0.31(a)	01/25/24	500,000	500,000
Federal Farm Credit Bank	0.32(a)	03/15/24	500,000	500,000
Federal Home Loan Bank	0.33(a)	05/12/22	6,000,000	6,000,421
Federal Home Loan Bank	0.27(a)	05/18/22	2,000,000	2,000,000
Federal Home Loan Bank	0.28(a)	08/05/22	1,000,000	1,000,000
U.S. Treasury Bill	0.22	04/12/22	11,000,000	10,999,235
U.S. Treasury Bill	0.23	04/19/22	15,000,000	14,998,335
U.S. Treasury Bill	0.17	04/21/22	4,000,000	3,999,617
U.S. Treasury Bill	0.16	04/26/22	7,000,000	6,999,210
U.S. Treasury Bill	0.19	04/28/22	1,000,000	999,858
U.S. Treasury Bill	0.21	05/03/22	7,000,000	6,998,724
U.S. Treasury Bill	0.24	05/05/22	4,000,000	3,999,093
U.S. Treasury Bill	0.27	05/10/22	3,000,000	2,999,121
U.S. Treasury Bill	0.29	05/12/22	6,000,000	5,998,018
U.S. Treasury Bill	0.28	05/17/22	10,000,000	9,996,512
U.S. Treasury Bill	0.30	05/24/22	5,000,000	4,997,821
U.S. Treasury Bill	0.39	05/26/22	7,000,000	6,995,936
U.S. Treasury Bill	0.29	05/31/22	3,000,000	2,998,575
U.S. Treasury Bill	0.32	06/02/22	6,000,000	5,996,745
U.S. Treasury Bill	0.35	06/07/22	3,000,000	2,998,102
U.S. Treasury Bill	0.39	06/09/22	6,000,000	5,995,630
U.S. Treasury Bill	0.37	06/16/22	6,500,000	6,495,028
U.S. Treasury Bill	0.56	06/21/22	3,000,000	2,996,288
U.S. Treasury Bill	0.49	06/23/22	6,000,000	5,993,360
U.S. Treasury Bill	0.58	06/28/22	1,000,000	998,607
U.S. Treasury Bill	0.61	06/30/22	6,000,000	5,990,925
U.S. Treasury Bill	0.54	07/05/22	3,000,000	2,995,765
U.S. Treasury Bill	0.08	07/14/22	1,000,000	999,783
U.S. Treasury Bill	0.68	07/19/22	3,000,000	2,993,960
U.S. Treasury Bill	0.72	07/26/22	2,000,000	1,995,424
U.S. Treasury Bill	0.82	08/02/22	2,000,000	1,994,678
U.S. Treasury Bill	0.08	08/11/22	5,000,000	4,998,533
U.S. Treasury Bill	0.72	08/25/22	2,000,000	1,994,241
U.S. Treasury Note	0.66(a)	07/31/22	4,000,000	4,000,605
U.S. Treasury Note	2.00	07/31/22	2,000,000	2,012,661
U.S. Treasury Note	0.65(a)	01/31/23	6,000,000	6,001,219
U.S. Treasury Note	0.64(a)	04/30/23	4,100,000	4,100,197
U.S. Treasury Note	0.63(a)	07/31/23	3,500,000	3,500,040
U.S. Treasury Note	0.64(a)	10/31/23	5,500,000	5,500,152
U.S. Treasury Note	0.59(a)	01/31/24	500,000	499,842
Total U.S. Government & Agency Obligations
(Cost $181,532,179)				181,532,179

Portfolio of Investments  |  Daily Income Fund  |  March 31, 2022  |  (Unaudited)  |  (Continued)
Money Market Fund | 6.3% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	0.25%(b)	12,250,433	$12,250,433
Total Money Market Fund
(Cost $12,250,433)			12,250,433
Total Investments in Securities
(Cost $193,782,612) | 100.0%			$193,782,612
(a)	Variable coupon rate as of March 31, 2022.
(b)	7-day yield at March 31, 2022.
At March 31, 2022, the cost of investment securities for tax purposes was $193,782,612. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$181,532,179	$ —	$181,532,179
Money Market Fund	12,250,433	—	—	12,250,433
Total	$12,250,433	$181,532,179	$ —	$193,782,612

Portfolio of Investments
Short-Term Government Securities Fund  |  March 31, 2022  |  (Unaudited)

U.S. Government & Agency Obligations | 54.0% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	1.90%	07/12/24	$784,847	$780,395
Export-Import Bank of the U.S.	1.73	09/18/24	1,923,646	1,906,078
Export-Import Bank of the U.S.	1.58	11/16/24	141,335	139,596
Export-Import Bank of the U.S.	2.54	07/13/25	173,177	172,600
Export-Import Bank of the U.S.	2.33	01/14/27	224,999	218,853
Private Export Funding Corp.	1.75	11/15/24	1,000,000	974,992
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,188
U.S. Department of Housing & Urban Development	5.77	08/01/26	46,000	46,571
U.S. International Development Finance Corp.	2.22(a)	01/24/25	2,000,000	2,079,246
U.S. International Development Finance Corp.	1.27(a)	06/21/25	1,000,000	977,342
U.S. International Development Finance Corp.	0.00(b)	07/17/25	1,000,000	945,698
U.S. International Development Finance Corp.	0.00(b)	01/17/26	700,000	724,880
U.S. International Development Finance Corp.	1.11	05/15/29	1,000,000	940,005
U.S. International Development Finance Corp.	2.36	10/15/29	1,787,412	1,754,261
U.S. International Development Finance Corp.	1.05	10/15/29	1,787,412	1,666,830
U.S. International Development Finance Corp.	1.24	08/15/31	1,500,000	1,390,320
U.S. Treasury Note	1.50	02/29/24	9,230,000	9,095,516
U.S. Treasury Note	0.25	07/31/25	12,555,000	11,639,858
U.S. Treasury Note	1.88	02/28/27	880,000	856,419
U.S. Treasury Note	0.75	01/31/28	4,465,000	4,050,243
Total U.S. Government & Agency Obligations
(Cost $41,188,577)				40,369,891

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 38.6% of portfolio

Consumer Discretionary | 0.1%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	65,793	65,717
Total Consumer Discretionary				65,717
Energy | 12.3%
Petroleos Mexicanos	1.95	12/20/22	0	0
Petroleos Mexicanos	1.70	12/20/22	57,000	56,927
Petroleos Mexicanos	2.38	04/15/25	567,350	564,964
Petroleos Mexicanos	0.59(c)	04/15/25	2,112,500	2,113,492
Petroleos Mexicanos	2.46	12/15/25	694,000	689,616
Reliance Industries Ltd.	2.06	01/15/26	2,163,200	2,131,121
Reliance Industries Ltd.	1.87	01/15/26	2,787,368	2,735,695
Reliance Industries Ltd.	2.44	01/15/26	875,789	869,464
Total Energy				9,161,279
Financials | 26.2%
CES MU2 LLC	1.99	05/13/27	1,714,175	1,673,464
Durrah MSN 35603	1.68	01/22/25	560,883	554,227
DY8 Leasing LLC	2.63	04/29/26	177,083	176,368
DY9 Leasing LLC	2.37	03/19/27	619,339	611,246
Export Lease Eleven Co. LLC	0.58(c)	07/30/25	65,142	65,112
Helios Leasing II LLC	2.67	03/18/25	1,731,715	1,730,791
HNA 2015 LLC	2.29	06/30/27	251,817	247,388
HNA 2015 LLC	2.37	09/18/27	147,891	145,251
KE Export Leasing 2013-A LLC	0.75(c)	02/25/25	1,852,355	1,850,893
Lulwa Ltd.	1.89	02/15/25	1,115,812	1,105,176
Lulwa Ltd.	1.83	03/26/25	352,621	348,692
MSN 41079 and 41084 Ltd.	1.72	07/13/24	1,900,494	1,882,093
MSN 41079 and 41084 Ltd.	1.63	12/14/24	490,570	484,514
Osprey Aircraft Leasing LLC	2.21	06/21/25	120,405	119,423
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	570,478	561,743

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2022  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 38.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 26.2% (Continued)
Pluto Aircraft Leasing LLC	0.53%(c)	02/07/23	$969,692	$968,578
Rimon LLC	2.45	11/01/25	168,750	167,764
Safina Ltd.	2.00	12/30/23	722,085	719,937
Salmon River Export LLC	2.19	09/15/26	791,862	782,176
Sandalwood 2013 LLC	2.84	07/10/25	258,203	258,830
Sandalwood 2013 LLC	2.82	02/12/26	333,269	333,294
Santa Rosa Leasing LLC	1.69	08/15/24	149,930	148,665
Santa Rosa Leasing LLC	1.47	11/03/24	246,503	243,153
Thirax 1 LLC	0.97	01/14/33	1,844,017	1,649,081
VCK Lease SA	2.59	07/24/26	51,524	51,229
Washington Aircraft 2 Co. DAC	1.40(c)	06/26/24	2,716,274	2,722,454
Total Financials				19,601,542
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $29,432,334)				28,828,538
Asset-Backed Securities | 4.0% of portfolio

American Credit Acceptance Receivables Trust 22-1A (d)	0.99	12/15/25	232,746	231,304
Carvana Auto Receivables Trust 20-N1A (d)	2.01	03/17/25	123,290	123,292
Consumer Loan Underlying Bond 19-HP1 (d)	2.59	12/15/26	3,903	3,905
Credit Acceptance Auto Loan Trust 20-3A (d)	1.24	10/15/29	250,000	245,912
First Investors Auto Owner Trust 21-2A (d)	0.48	03/15/27	142,977	140,056
Freedom Financial 21-2 (d)	0.68	06/19/28	18,409	18,382
GLS Auto Receivables Trust 21-3A (d)	0.42	01/15/25	95,528	94,580
GLS Auto Receivables Trust 21-4 (d)	0.84	07/15/25	169,149	167,566
Gracie Point International Fund 21-1 (d)	0.86(c)	11/01/23	205,967	205,407
LAD Auto Receivables Trust 21-1 (d)	1.30	08/17/26	229,852	225,230
Marlette Funding Trust 21-1 (d)	0.60	06/16/31	78,221	77,906
Oasis Securitisation 21-1A (d)	2.58	02/15/33	108,850	108,554
Oasis Securitisation 21-2A (d)	2.14	10/15/33	254,290	251,574
SBA Tower Trust (d)	3.45	03/15/23	290,000	290,041
SBA Tower Trust (d)	2.84	01/15/25	250,000	245,928
United Auto Credit Securitization Trust 22-1A (d)	1.11	07/10/24	180,301	179,826
Upstart Securitization Trust 21-3 (d)	0.83	07/20/31	102,298	100,460
Westgate Resorts 22-1A (d)	2.29	08/20/36	288,375	280,021
Total Asset-Backed Securities
(Cost $3,032,661)				2,989,944
Corporate Bonds–Other | 1.4% of portfolio

Financials | 1.4%
Athene Global Funding (d)	2.50	01/14/25	100,000	97,055
J.P. Morgan Chase & Co.	1.04(c)	02/04/27	100,000	91,632
Main Street Capital Corp.	3.00	07/14/26	415,000	384,762
Owl Rock Capital Corp. III (d)	3.13	04/13/27	250,000	221,149
Owl Rock Core Income Corp. (d)	3.13	09/23/26	250,000	225,883
Total Financials				1,020,481
Total Corporate Bonds–Other
(Cost $1,114,464)				1,020,481

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2022  |
(Unaudited)  |  (Continued)
Mortgage-Backed Security | 0.8% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
GNMA 21-8	1.00%	01/20/50	$625,816	$569,725
Total Mortgage-Backed Security
(Cost $626,295)				569,725

Municipal Bonds | 0.5% of portfolio

New York | 0.2%
Suffolk County New York	0.90	06/15/22	100,000	99,912
Suffolk County New York	1.05	06/15/23	100,000	98,542
Total New York				198,454
Texas | 0.3%
Harris County Texas Cultural Education Facilities Finance Corp.	1.45	11/15/22	200,000	199,836
Total Texas				199,836
Total Municipal Bonds
(Cost $400,000)				398,290

Money Market Fund | 0.7% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.25(e)	549,421	549,421
Total Money Market Fund
(Cost $549,421)			549,421
Total Investments in Securities
(Cost $76,343,752) | 100.0%			$74,726,290
(a)	Interest is paid at maturity.
(b)	Zero coupon rate, purchased at a discount.
(c)	Variable coupon rate as of March 31, 2022.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $3,534,031 and represents 4.7% of total investments.
(e)	7-day yield at March 31, 2022.
LLC - Limited Liability Company
SA - Sociedad Anonima or Societe Anonyme
DAC - Designated Activity Company
At March 31, 2022, the cost of investment securities for tax purposes was $76,343,752. Net unrealized depreciation of investment securities was $1,617,462 consisting of unrealized gains of $49,790 and unrealized losses of $1,667,252.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2022  |
(Unaudited)  |  (Continued)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$40,369,891	$ —	$40,369,891
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	28,828,538	—	28,828,538
Asset-Backed Securities	—	2,989,944	—	2,989,944
Corporate Bonds–Other	—	1,020,481	—	1,020,481
Mortgage-Backed Security	—	569,725	—	569,725
Municipal Bonds	—	398,290	—	398,290
Money Market Fund	549,421	—	—	549,421
Total	$549,421	$74,176,869	$ —	$74,726,290

Portfolio of Investments
Short-Term Bond Fund  |  March 31, 2022  |  (Unaudited)

U.S. Government & Agency Obligations | 36.1% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Department of Housing & Urban Development	6.12%	08/01/22	$10,000	$10,188
U.S. International Development Finance Corp.	0.67(a)	04/23/29	1,230,000	1,168,161
U.S. International Development Finance Corp.	2.36	10/15/29	755,182	741,175
U.S. International Development Finance Corp.	1.05	10/15/29	1,085,853	1,012,599
U.S. Treasury Note	0.64(b)	10/31/23	15,900,000	15,928,646
U.S. Treasury Note	1.50	02/29/24	54,132,000	53,343,280
U.S. Treasury Note	1.75	03/15/25	55,702,000	54,522,684
U.S. Treasury Note	0.25	07/31/25	54,405,000	50,439,386
U.S. Treasury Note	1.88	02/28/27	15,990,000	15,561,518
Total U.S. Government & Agency Obligations
(Cost $193,966,002)				192,727,637

Corporate Bonds–Other | 30.3% of portfolio

Communication Services | 1.5%
Magallanes, Inc. (c)	3.43	03/15/24	850,000	854,660
Magallanes, Inc. (c)	3.76	03/15/27	1,355,000	1,352,533
Sprint Spectrum Co. LLC (c)	4.74	03/20/25	1,500,000	1,531,494
Verizon Communications Inc.	0.85	11/20/25	1,700,000	1,572,800
Verizon Communications Inc.	3.00	03/22/27	2,500,000	2,470,792
Total Communication Services				7,782,279
Consumer Discretionary | 1.2%
Daimler Finance N.A. LLC (c)	3.30	05/19/25	920,000	918,100
Daimler Trucks Financial N.A. LLC (c)	1.63	12/13/24	1,500,000	1,432,096
Daimler Trucks Financial N.A. LLC (c)	3.50	04/07/25	1,255,000	1,253,619
US Airways 2013 1A PTT	3.95	05/15/27	3,057,667	2,920,366
Total Consumer Discretionary				6,524,181
Consumer Staples | 0.9%
7-Eleven, Inc. (c)	0.63	02/10/23	1,000,000	984,424
7-Eleven, Inc. (c)	0.80	02/10/24	1,090,000	1,047,094
7-Eleven, Inc. (c)	0.95	02/10/26	800,000	727,102
Altria Group, Inc.	4.40	02/14/26	2,055,000	2,125,650
Total Consumer Staples				4,884,270
Energy | 2.8%
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	2,000,000	2,131,854
Energy Transfer Operating LP	4.50	04/15/24	1,100,000	1,125,486
Energy Transfer Operating LP	2.90	05/15/25	2,900,000	2,836,639
Midwest Connector Capital Co. LLC (c)	3.63	04/01/22	2,176,000	2,176,000
Midwest Connector Capital Co. LLC (c)	3.90	04/01/24	3,270,000	3,280,248
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,401,707
Pioneer Natural Resources Co.	1.13	01/15/26	2,000,000	1,854,785
Total Energy				14,806,719
Financials | 14.6%
Antares Holdings LP	2.75	01/15/27	1,000,000	878,888
Athene Global Funding (c)	2.50	01/14/25	5,715,000	5,546,683
Bank of America Corp.	4.00	01/22/25	1,210,000	1,232,155
Bank of America Corp.	3.95	04/21/25	2,210,000	2,251,973
Bank of America Corp.	2.46(b)	10/22/25	2,200,000	2,161,721
Bank of America Corp.	2.02(b)	02/13/26	2,100,000	2,021,354
Bank of America Corp.	1.32(b)	06/19/26	2,100,000	1,968,059

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 30.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 14.6% (Continued)
Bank of America Corp.	1.20%(b)	10/24/26	$920,000	$850,250
BOC Aviation (USA) Corp. (c)	1.63	04/29/24	2,100,000	2,017,155
Capital Southwest Corp.	3.38	10/01/26	1,355,000	1,321,125
Citigroup Inc.	7.00	12/01/25	4,000,000	4,455,784
Citigroup Inc.	3.11(b)	04/08/26	1,800,000	1,784,701
CNO Global Funding (c)	1.65	01/06/25	1,125,000	1,071,218
F&G Global Funding (c)	1.75	06/30/26	2,500,000	2,323,596
Fidus Investment Corp.	4.75	01/31/26	304,000	306,243
Fidus Investment Corp.	3.50	11/15/26	693,000	663,821
GA Global Funding Trust (c)	0.80	09/13/24	920,000	861,610
GA Global Funding Trust (c)	2.25	01/06/27	2,370,000	2,212,405
Goldman Sachs Group, Inc.	3.50	04/01/25	2,065,000	2,080,401
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	930,000	889,198
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	572,000	571,199
J.P. Morgan Chase & Co.	4.02(b)	12/05/24	1,225,000	1,244,610
J.P. Morgan Chase & Co.	2.30(b)	10/15/25	2,130,000	2,086,093
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	2,055,000	1,983,086
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	910,000	833,849
Main Street Capital Corp.	5.20	05/01/24	1,271,000	1,297,010
Main Street Capital Corp.	3.00	07/14/26	3,502,000	3,246,832
Morgan Stanley	3.74(b)	04/24/24	1,020,000	1,030,094
Morgan Stanley	2.63(b)	02/18/26	1,365,000	1,338,984
Morgan Stanley	2.19(b)	04/28/26	425,000	410,537
Morgan Stanley	1.51(b)	07/20/27	865,000	795,111
Owl Rock Capital Corp. III (c)	3.13	04/13/27	2,320,000	2,052,263
Owl Rock Core Income Corp. (c)	3.13	09/23/26	4,955,000	4,477,014
Owl Rock Technology Finance Corp.	2.50	01/15/27	1,415,000	1,277,930
Santander Holdings USA, Inc.	2.49(b)	01/06/28	1,000,000	933,001
SCE Recovery Funding LLC	0.86	11/15/31	1,813,732	1,632,932
Security Benefit Global Funding (c)	1.25	05/17/24	4,000,000	3,822,445
Volkswagen Group of America Finance LLC (c)	1.25	11/24/25	6,555,000	6,041,875
Wells Fargo & Co.	2.16(b)	02/11/26	3,270,000	3,162,968
Wells Fargo & Co.	2.19(b)	04/30/26	2,120,000	2,045,043
Wells Fargo & Co.	3.53(b)	03/24/28	915,000	913,162
Total Financials				78,094,378
Health Care | 1.5%
AmerisourceBergen Corp.	0.74	03/15/23	5,000,000	4,926,356
Baylor Scott & White Holdings	0.83	11/15/25	1,000,000	922,612
Bio-Rad Laboratories, Inc.	3.30	03/15/27	500,000	491,949
Laboratory Corporation of America Holdings	1.55	06/01/26	2,000,000	1,862,260
Total Health Care				8,203,177
Industrials | 2.9%
American Airlines Group Inc.	3.60	03/22/29	2,147,361	2,086,845
American Airlines Group Inc.	3.95	01/11/32	1,000,000	904,666
BNSF Railway Co. (c)	3.44	06/16/28	377,757	385,195
Boeing Co. (The)	2.20	02/04/26	3,800,000	3,592,583
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	1,642	1,647
Delta Air Lines, Inc. (c)	7.00	05/01/25	965,000	1,033,626
Delta Air Lines, Inc.	7.38	01/15/26	730,000	792,769
Triton Container International Ltd. (c)	1.15	06/07/24	2,110,000	2,001,805
United Airlines, Inc.	5.88	04/15/29	4,375,354	4,528,869
Total Industrials				15,328,005

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 30.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Information Technology | 0.9%
Harman International Industries Inc.	4.15%	05/15/25	$1,800,000	$1,840,069
Tsmc Arizona Corp.	1.75	10/25/26	3,300,000	3,092,569
Total Information Technology				4,932,638
Materials | 0.6%
Georgia-Pacific LLC (c)	0.95	05/15/26	1,450,000	1,322,995
Sealed Air Corp. (c)	1.57	10/15/26	2,200,000	2,004,173
Total Materials				3,327,168
Real Estate | 0.2%
Service Properties Trust	7.50	09/15/25	930,000	975,617
Total Real Estate				975,617
Utilities | 3.2%
Brooklyn Union Gas Co. (c)	3.41	03/10/26	3,200,000	3,168,175
Entergy Louisiana, LLC	3.78	04/01/25	1,445,000	1,454,553
Metropolitan Edison Co. (c)	4.00	04/15/25	4,250,000	4,227,697
Pacific Gas and Electric Co.	3.75	02/15/24	3,500,000	3,511,768
PPL Electric Utilities Corp.	1.22(b)	09/28/23	1,000,000	995,126
Southern California Edison Co.	1.10	04/01/24	1,850,000	1,785,232
Southern California Edison Co.	1.20	02/01/26	2,065,000	1,899,036
Total Utilities				17,041,587
Total Corporate Bonds–Other
(Cost $169,876,145)				161,900,019

Asset-Backed Securities | 12.4% of portfolio

American Credit Acceptance Receivables Trust 20-3B (c)	1.15	08/13/24	290,891	290,801
American Credit Acceptance Receivables Trust 21-2B (c)	0.68	05/13/25	625,000	620,425
American Credit Acceptance Receivables Trust 21-4B (c)	0.86	02/13/26	1,081,000	1,051,516
American Credit Acceptance Receivables Trust 22-1A (c)	0.99	12/15/25	1,782,831	1,771,786
Avant Credit Card Master Trust 21-1A (c)	1.37	04/15/27	2,500,000	2,375,935
Avid Automobile Receivables Trust 21-1A (c)	0.61	01/15/25	493,023	489,744
Carvana Auto Receivables Trust 20-N1A (c)	2.01	03/17/25	769,332	769,340
CNH Equipment Trust 22-A	2.39	08/15/25	385,000	384,991
Colony American Finance Ltd. 21-2 (c)	1.41	07/15/54	835,687	767,163
Consumer Loan Underlying Bond 19-HP1 (c)	2.59	12/15/26	57,964	57,982
CoreVest American Finance 20-4 (c)	1.17	12/15/52	817,765	758,667
CoreVest American Finance 21-1 (c)	1.57	04/15/53	1,211,317	1,116,629
CoreVest American Finance 21-3 (c)	2.49	10/15/54	2,480,000	2,291,089
CPS Auto Trust 21-B (c)	0.81	12/15/25	920,000	904,238
Credit Acceptance Auto Loan Trust 19-1C (c)	3.94	06/15/28	663,136	664,451
Credit Acceptance Auto Loan Trust 20-1A (c)	2.01	02/15/29	1,496,526	1,496,516
Credit Acceptance Auto Loan Trust 20-2A (c)	1.37	07/16/29	870,000	861,624
Credit Acceptance Auto Loan Trust 20-3A (c)	1.24	10/15/29	2,500,000	2,459,118
Credit Acceptance Auto Loan Trust 21-2A (c)	0.96	02/15/30	1,755,000	1,697,055
Credito Real USA Auto Receivables Trust 21-1 (c)	1.35	02/16/27	1,333,202	1,309,064
DT Auto Owner Trust 18-2D (c)	4.15	03/15/24	75,585	75,850
DT Auto Owner Trust 20-3A (c)	0.54	04/15/24	208,001	207,762
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	313,753	310,649
FIC Funding 21-1 (c)	1.13	04/15/33	860,252	851,454
First Investors Auto Owner Trust 21-2A (c)	0.48	03/15/27	1,751,472	1,715,691
Flagship Credit Auto Trust 21-3 (c)	0.36	07/15/27	3,132,805	3,066,082
Foursight Capital Automobile Receivables Trust 22-1A (c)	1.15	09/15/25	585,000	576,735

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 12.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Freedom Financial 21-2 (c)	0.68%	06/19/28	$118,824	$118,649
FRTKL 21-SFR1 (c)	1.57	09/17/38	970,000	878,117
GLS Auto Receivables Trust 20-2 (c)	1.58	08/15/24	353,341	353,444
GLS Auto Receivables Trust 20-4 (c)	0.52	02/15/24	85,579	85,549
GLS Auto Receivables Trust 21-3A (c)	0.42	01/15/25	1,286,442	1,273,680
GLS Auto Receivables Trust 21-4 (c)	0.84	07/15/25	2,355,405	2,333,357
Gracie Point International Fund 20-B (c)	1.51(b)	05/02/23	749,971	751,432
Gracie Point International Fund 21-1 (c)	0.86(b)	11/01/23	1,489,764	1,485,712
Gracie Point International Fund 22-1 (c)	2.36(b)	04/01/24	1,496,000	1,496,935
LAD Auto Receivables Trust 21-1 (c)	1.30	08/17/26	1,394,433	1,366,396
Longtrain Leasing III LLC 2015-1 (c)	2.98	01/15/45	271,759	270,039
Marlette Funding Trust 21-1 (c)	0.60	06/16/31	273,772	272,672
NP SPE II LLC 17-1 (c)	3.37	10/21/47	321,676	317,753
Oasis Securitisation 21-1A (c)	2.58	02/15/33	603,898	602,255
Oasis Securitisation 21-2A (c)	2.14	10/15/33	2,148,747	2,125,804
Oportun Funding 21-A (c)	1.21	03/08/28	1,070,000	1,038,869
Oportun Funding 21-B (c)	1.47	05/08/31	2,225,000	2,100,479
Oscar US Funding Trust 21-1A (c)	0.40	03/11/24	476,408	473,335
Progress Residential Trust 21-SFR8 (c)	1.51	10/17/38	1,322,000	1,198,853
SBA Tower Trust (c)	3.45	03/15/23	2,420,000	2,420,340
SBA Tower Trust (c)	2.84	01/15/25	4,765,000	4,687,387
SBA Tower Trust (c)	1.88	01/15/26	1,450,000	1,368,017
SBA Tower Trust (c)	1.63	11/15/26	195,000	183,250
United Auto Credit Securitization Trust 21-1A (c)	0.34	07/10/23	181,225	181,110
United Auto Credit Securitization Trust 21-1B (c)	0.68	03/11/24	3,230,000	3,215,065
United Auto Credit Securitization Trust 22-1A (c)	1.11	07/10/24	1,063,774	1,060,975
Upstart Securitization Trust 21-1 (c)	0.87	03/20/31	409,599	405,843
Upstart Securitization Trust 21-3 (c)	0.83	07/20/31	675,969	663,821
Upstart Securitization Trust 21-4 (c)	0.84	09/20/31	1,201,114	1,168,325
Westgate Resorts 20-1A (c)	3.96	03/20/34	913,827	917,282
Westgate Resorts 22-1A (c)	2.29	08/20/36	1,345,749	1,306,764
Westlake Automobile Receivable Trust 19-2A (c)	2.84	07/15/24	361,176	361,620
Westlake Automobile Receivable Trust 20-3A (c)	0.56	05/15/24	787,650	785,765
Total Asset-Backed Securities
(Cost $67,943,099)				66,211,251

Yankee Bonds | 11.4% of portfolio

Aircastle Ltd. (c)	5.25	08/11/25	1,243,000	1,266,276
Antares Holdings LP	3.95	07/15/26	335,000	312,268
Avolon Holdings Funding Ltd. (c)	2.88	02/15/25	1,840,000	1,766,728
Avolon Holdings Funding Ltd. (c)	5.50	01/15/26	1,850,000	1,909,305
Avolon Holdings Funding Ltd. (c)	2.13	02/21/26	1,500,000	1,369,548
Banco Bilbao Vizcaya Argentaria SA	1.13	09/18/25	800,000	736,960
Banco Santader SA	3.50	03/24/25	800,000	800,520
Banco Santader SA	4.18(b)	03/24/28	1,000,000	1,005,072
Bank of Montreal	4.34(b)	10/05/28	1,300,000	1,320,179
Delta and SkyMiles IP Ltd. (c)	4.50	10/20/25	780,000	784,532
Delta and SkyMiles IP Ltd. (c)	4.75	10/20/28	2,000,000	2,015,313
Enel Finance International NV (c)	2.65	09/10/24	3,275,000	3,225,852
JBS Finance Luxembourg SARL (c)	2.50	01/15/27	3,364,000	3,124,349
Legrand France SA	8.50	02/15/25	3,384,000	3,874,696
Macquarie Group Ltd. (c)	1.34(b)	01/12/27	2,500,000	2,277,697
Mitsubishi UFJ Financial Group	2.34(b)	01/19/28	850,000	802,812
Nationwide Building Society (c)	3.62(b)	04/26/23	1,980,000	1,980,354
Nationwide Building Society (c)	2.97(b)	02/16/28	1,500,000	1,426,981
NatWest Group PLC	2.36(b)	05/22/24	845,000	838,135
NatWest Group PLC	4.52(b)	06/25/24	1,325,000	1,344,954

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Yankee Bonds | 11.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
NatWest Group PLC	4.27%(b)	03/22/25	$1,330,000	$1,345,427
Nissan Motor Co., Ltd. (c)	3.52	09/17/25	2,500,000	2,450,130
Nissan Motor Co., Ltd. (c)	1.85	09/16/26	2,000,000	1,790,778
Nissan Motor Co., Ltd. (c)	4.35	09/17/27	1,850,000	1,822,948
Panasonic Corp. (c)	2.68	07/19/24	3,880,000	3,832,486
Reckitt Benckiser Treasury Services PLC (c)	2.75	06/26/24	1,100,000	1,097,579
Royal Bank of Canada	4.65	01/27/26	2,500,000	2,605,799
Saudi Arabian Oil Co. (c)	1.25	11/24/23	800,000	781,251
Saudi Arabian Oil Co. (c)	1.63	11/24/25	500,000	474,141
Sinopec Group Overseas Development (2012) Ltd. (c)	3.90	05/17/22	2,100,000	2,103,025
Sumitomo Mitsui Trust Bank Ltd. (c)	0.80	09/16/24	2,500,000	2,359,556
Syngenta Finance NV (c)	4.44	04/24/23	400,000	405,324
Tencent Music Entertainment Group	1.38	09/03/25	1,260,000	1,154,312
TransCanada Pipelines Ltd.	7.06	10/14/25	6,043,000	6,728,370
Total Yankee Bonds
(Cost $63,820,664)				61,133,657
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 2.6% of portfolio

Energy | 1.7%
Petroleos Mexicanos	0.59(b)	04/15/25	7,621,250	7,624,830
Petroleos Mexicanos	2.46	12/15/25	175,600	174,491
Reliance Industries Ltd.	1.87	01/15/26	1,267,789	1,244,286
Total Energy				9,043,607
Financials | 0.9%
MSN 41079 and 41084 Ltd.	1.72	07/13/24	537,259	532,057
MSN 41079 and 41084 Ltd.	1.63	12/14/24	648,288	640,286
Pluto Aircraft Leasing LLC	0.53(b)	02/07/23	113,212	113,082
Santa Rosa Leasing LLC	1.69	08/15/24	570,375	565,564
Thirax 1 LLC	0.97	01/14/33	2,212,820	1,978,898
Washington Aircraft 2 Co. DAC	1.40(b)	06/26/24	788,636	790,430
Total Financials				4,620,317
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $13,949,095)				13,663,924

Municipal Bonds | 1.3% of portfolio

Arizona | 0.4%
Glendale Arizona	1.45	07/01/26	1,000,000	938,628
Glendale Arizona	1.72	07/01/27	1,235,000	1,154,025
Total Arizona				2,092,653
California | 0.1%
EL Cajon California Pension Obligation	1.70	04/01/27	300,000	281,396
Total California				281,396
Maine | 0.1%
Maine Health & Higher Educational Facilities	1.66	07/01/27	300,000	280,355
Maine State Housing Authority	1.70	11/15/26	245,000	231,103
Total Maine				511,458

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Municipal Bonds | 1.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
New Jersey | 0.4%
New Jersey Housing and Morgage Finance Agency	1.34%	04/01/24	$690,000	$665,440
New Jersey Housing and Morgage Finance Agency	1.49	04/01/25	590,000	558,540
New Jersey Housing and Morgage Finance Agency	1.54	10/01/25	1,020,000	958,468
Total New Jersey				2,182,448
New York | 0.1%
Suffolk County New York	0.90	06/15/22	370,000	369,675
Suffolk County New York	1.05	06/15/23	350,000	344,897
Total New York				714,572
Texas | 0.2%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	800,000	759,264
Harris County Texas Cultural Education Facilities Finance Corp.	1.45	11/15/22	400,000	399,673
Total Texas				1,158,937
Total Municipal Bonds
(Cost $7,322,504)				6,941,464
Mortgage-Backed Securities | 0.4% of portfolio

ARM Master Trust 21-T (c)	1.42	01/15/24	76,000	75,970
FHLMC 780754	2.25(b)	08/01/33	685	693
FNMA 813842	1.70(b)	01/01/35	1,854	1,911
GNMA 21-8	1.00	01/20/50	2,362,661	2,150,901
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	1	1
Total Mortgage-Backed Securities
(Cost $2,443,052)				2,229,476
Money Market Fund | 5.5% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.25(d)		29,435,365	29,435,365
Total Money Market Fund
(Cost $29,435,365)				29,435,365
Total Investments in Securities
(Cost $548,755,926) | 100.0%				$534,242,793
(a)	Interest is paid at maturity.
(b)	Variable coupon rate as of March 31, 2022.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $163,983,034 and represents 30.7% of total investments.
(d)	7-day yield at March 31, 2022.
LLC - Limited Liability Company
N.A. - North America
LP - Limited Partnership
SA - Sociedad Anonima or Societe Anonyme
NV - Naamloze Vennottschap
SARL - Societe a responsabilite limitee

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
PLC - Public Limited Company
DAC - Designated Activity Company
ARM - Adjustable Rate Mortgage
FHLMC - Federal Home Loan Mortgage Corporation
At March 31, 2022, the cost of investment securities for tax purposes was $548,818,207. Net unrealized depreciation of investment securities was $14,575,414 consisting of unrealized gains of $391,823 and unrealized losses of $14,967,237.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$192,727,637	$ —	$192,727,637
Corporate Bonds–Other	—	161,900,019	—	161,900,019
Asset-Backed Securities	—	66,211,251	—	66,211,251
Yankee Bonds	—	61,133,657	—	61,133,657
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	13,663,924	—	13,663,924
Municipal Bonds	—	6,941,464	—	6,941,464
Mortgage-Backed Securities	—	2,229,476	—	2,229,476
Money Market Fund	29,435,365	—	—	29,435,365
Total	$29,435,365	$504,807,428	$ —	$534,242,793

Portfolio of Investments
Intermediate Bond Fund  |  March 31, 2022  |  (Unaudited)

Corporate Bonds–Other | 33.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 2.4%
AT&T Inc.	2.25%	02/01/32	$145,000	$128,574
AT&T Inc.	3.65	06/01/51	395,000	359,432
AT&T Inc.	3.65	09/15/59	140,000	122,771
DISH DBS Corp. (a)	5.25	12/01/26	120,000	114,300
Magallanes, Inc. (a)	3.64	03/15/25	205,000	206,246
Magallanes, Inc. (a)	4.05	03/15/29	190,000	190,942
Magallanes, Inc. (a)	4.28	03/15/32	190,000	190,845
Magallanes, Inc. (a)	5.05	03/15/42	285,000	290,709
Magallanes, Inc. (a)	5.14	03/15/52	180,000	184,157
Magallanes, Inc. (a)	5.39	03/15/62	190,000	196,285
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	337,500	344,586
T-Mobile US, Inc.	3.00	02/15/41	200,000	169,064
Verizon Communications Inc.	0.85	11/20/25	150,000	138,776
Verizon Communications Inc.	2.10	03/22/28	200,000	186,415
Verizon Communications Inc.	2.55	03/21/31	130,000	120,776
Verizon Communications Inc.	2.65	11/20/40	100,000	85,066
Verizon Communications Inc.	3.40	03/22/41	195,000	182,796
Verizon Communications Inc.	3.55	03/22/51	185,000	173,844
Total Communication Services				3,385,584
Consumer Discretionary | 4.2%
Amazon.com, Inc.	2.88	05/12/41	615,000	567,593
Amazon.com, Inc.	2.70	06/03/60	160,000	132,138
American Airlines Group, Inc. (a)	5.50	04/20/26	530,000	533,975
American Airlines Group, Inc. (a)	5.75	04/20/29	750,000	747,187
American Airlines Pass Through Trust 2017-1	3.65	02/15/29	124,988	121,057
Block Financial Corp.	2.50	07/15/28	145,000	132,285
Daimler Finance N.A. LLC (a)	3.30	05/19/25	175,000	174,639
Daimler Trucks Financial N.A. LLC (a)	3.50	04/07/25	340,000	339,626
Expedia Group, Inc.	4.63	08/01/27	330,000	342,786
Ford Motor Co.	3.37	11/17/23	200,000	199,702
Ford Motor Co.	3.38	11/13/25	200,000	195,489
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	152,537
Harley-Davidson Financial Services, Inc. (a)	3.35	06/08/25	365,000	358,800
Kohl's Corp.	5.55	07/17/45	530,000	528,992
Lowe's Companies, Inc.	1.70	09/15/28	191,000	172,861
Lowe's Companies, Inc.	1.70	10/15/30	180,000	157,124
Lowe's Companies, Inc.	2.80	09/15/41	260,000	222,690
Lowe's Companies, Inc.	3.00	10/15/50	170,000	144,628
Mileage Plus Holdings, LLC (a)	6.50	06/20/27	225,000	234,562
Tractor Supply Co.	1.75	11/01/30	100,000	85,897
US Airways 2013 1A PTT	3.95	05/15/27	333,795	318,807
Total Consumer Discretionary				5,863,375
Consumer Staples | 1.3%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	52,526
7-Eleven Inc. (a)	1.80	02/10/31	60,000	51,677
7-Eleven Inc. (a)	2.80	02/10/51	135,000	108,693
Anheuser-Busch InBev SA/NV	4.90	02/01/46	301,000	334,756
Campbell Soup Co.	2.38	04/24/30	250,000	227,974
JBS USA Finance, Inc. (a)	3.00	02/02/29	335,000	309,875
JBS USA Finance, Inc. (a)	4.38	02/02/52	530,000	461,038
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	298,539
Total Consumer Staples				1,845,078

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 33.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 2.8%
BP Capital Markets America Inc.	2.77%	11/10/50	$210,000	$175,318
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	191,867
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	38,878
Cheniere Corpus Christi Holdings LLC (a)	2.74	12/31/39	170,000	147,919
Energy Transfer Operating LP	4.50	04/15/24	150,000	153,475
Energy Transfer Operating LP	3.75	05/15/30	318,000	312,835
Energy Transfer Operating LP	6.00	06/15/48	420,000	465,569
Energy Transfer Operating LP	6.50(b)	12/31/99	145,000	142,506
EQM Midstream Partners, LP	4.75	07/15/23	188,000	189,410
EQM Midstream Partners, LP	5.50	07/15/28	68,000	68,266
Gray Oak Pipeline, LLC (a)	2.00	09/15/23	150,000	147,775
HollyFrontier Corp.	2.63	10/01/23	60,000	59,387
Marathon Oil Corp.	4.40	07/15/27	360,000	371,122
Midwest Connector Capital Co. LLC (a)	3.90	04/01/24	85,000	85,266
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	207,164
MPLX LP	1.75	03/01/26	80,000	74,962
MPLX LP	2.65	08/15/30	245,000	224,499
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	110,103
Phillips 66	2.15	12/15/30	260,000	230,937
Pioneer Natural Resources Co.	1.90	08/15/30	255,000	226,048
Valero Energy Corp.	2.80	12/01/31	340,000	313,803
Total Energy				3,937,109
Financials | 13.0%
Athene Global Funding (a)	2.50	01/14/25	1,144,000	1,110,307
Athene Global Funding (a)	2.95	11/12/26	120,000	116,178
Athene Holding Ltd.	3.95	05/25/51	300,000	273,725
Bank of America Corp.	3.95	04/21/25	844,000	860,030
Bank of America Corp.	1.20(b)	10/24/26	200,000	184,837
Bank of America Corp.	2.50(b)	02/13/31	263,000	241,742
Bank of America Corp.	1.92(b)	10/24/31	700,000	608,074
Bank of America Corp.	2.57(b)	10/20/32	245,000	222,622
Bank of America Corp.	2.68(b)	06/19/41	275,000	232,198
Bank of America Corp.	2.83(b)	10/24/51	300,000	255,123
BOC Aviation (USA) Corp. (a)	1.63	04/29/24	220,000	211,321
CIT Group Inc.	3.93(b)	06/19/24	402,000	406,062
Citigroup Inc.	2.98(b)	11/05/30	365,000	346,206
Citigroup Inc.	2.57(b)	06/03/31	870,000	797,013
CoreStates Capital II (a)	0.89(b)	01/15/27	725,000	700,121
Fidus Investment Corp.	3.50	11/15/26	166,000	159,010
GA Global Funding Trust (a)	0.80	09/13/24	240,000	224,768
Goldman Sachs Group, Inc.	3.50	01/23/25	265,000	267,223
Goldman Sachs Group, Inc.	3.50	04/01/25	565,000	569,214
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	245,000	234,251
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	153,000	152,786
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	323,281
Goldman Sachs Group, Inc.	3.10(b)	02/24/33	265,000	249,786
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	197,992
Goldman Sachs Group, Inc.	3.44(b)	02/24/43	255,000	236,329
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	340,000	328,102
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	150,000	137,448
J.P. Morgan Chase & Co.	3.63	12/01/27	722,000	723,768
J.P. Morgan Chase & Co.	1.95(b)	02/04/32	480,000	420,481
J.P. Morgan Chase & Co.	2.55(b)	11/08/32	175,000	159,905
Main Street Capital Corp.	5.20	05/01/24	428,000	436,759

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 33.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 13.0% (Continued)
Main Street Capital Corp.	3.00%	07/14/26	$906,000	$839,986
Morgan Stanley	2.63(b)	02/18/26	355,000	348,234
Morgan Stanley	1.51(b)	07/20/27	200,000	183,841
Morgan Stanley	1.79(b)	02/13/32	1,015,000	872,825
Owl Rock Capital Corp. III (a)	3.13	04/13/27	681,000	602,410
Owl Rock Core Income Corp. (a)	3.13	09/23/26	1,311,000	1,184,534
Owl Rock Technology Finance Corp.	3.75	06/17/26	150,000	143,388
Owl Rock Technology Finance Corp.	2.50	01/15/27	366,000	330,546
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	76,513
Santander Holdings USA, Inc.	2.49(b)	01/06/28	298,000	278,034
Security Benefit Global Funding (a)	1.25	05/17/24	300,000	286,683
Volkswagen Group of America Finance LLC (a)	1.25	11/24/25	330,000	304,168
Wells Fargo & Co.	2.19(b)	04/30/26	210,000	202,575
Wells Fargo & Co.	3.53(b)	03/24/28	240,000	239,518
Wells Fargo & Co.	2.39(b)	06/02/28	445,000	420,792
Wells Fargo & Co.	2.57(b)	02/11/31	200,000	185,804
Wells Fargo & Co.	3.07(b)	04/30/41	440,000	395,549
Total Financials				18,282,062
Health Care | 0.7%
Bristol-Myers Squibb Co.	2.35	11/13/40	170,000	143,454
CVS Health Corp.	2.70	08/21/40	170,000	144,942
HCA Healthcare, Inc.	3.50	07/15/51	228,000	197,695
Laboratory Corporation of America Holdings	1.55	06/01/26	490,000	456,253
Mylan Inc.	5.20	04/15/48	50,000	49,012
Total Health Care				991,356
Industrials | 2.7%
Ashtead Capital, Inc. (a)	1.50	08/12/26	240,000	217,808
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	306,487
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	175,991
BNSF Railway Co. (a)	3.44	06/16/28	377,757	385,195
Boeing Co. (The)	2.20	02/04/26	700,000	661,791
Boeing Co. (The)	5.71	05/01/40	280,000	312,886
Boeing Co. (The)	5.93	05/01/60	230,000	265,555
Delta Air Lines, Inc. (a)	7.00	05/01/25	250,000	267,779
Delta Air Lines, Inc.	7.38	01/15/26	180,000	195,477
Quanta Services, Inc.	2.35	01/15/32	260,000	225,705
Quanta Services, Inc.	3.05	10/01/41	260,000	213,892
Triton International Ltd.	3.25	03/15/32	175,000	161,198
Union Pacific Corp.	3.20	05/20/41	400,000	377,465
Total Industrials				3,767,229
Information Technology | 1.9%
Broadcom Cayman Finance Ltd.	3.88	01/15/27	255,000	256,705
Dell International LLC / EMC Corp.	5.85	07/15/25	110,000	117,407
Dell International LLC / EMC Corp.	4.90	10/01/26	182,000	190,899
Harman International Industries Inc.	4.15	05/15/25	465,000	475,351
Microchip Technology Inc.	0.97	02/15/24	200,000	191,680
Microsoft Corp.	2.92	03/17/52	445,000	417,583
TSMC Arizona Corp.	3.13	10/25/41	200,000	182,363
TSMC Arizona Corp.	3.25	10/25/51	200,000	180,886
VMware, Inc.	1.40	08/15/26	155,000	142,298
VMware, Inc.	4.70	05/15/30	200,000	211,519

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 33.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Information Technology | 1.9% (Continued)
VMware, Inc.	2.20%	08/15/31	$155,000	$136,467
Western Digital Corp.	2.85	02/01/29	175,000	159,878
Total Information Technology				2,663,036
Materials | 0.4%
Glencore Funding LLC (a)	2.63	09/23/31	260,000	232,572
Glencore Funding LLC (a)	3.38	09/23/51	170,000	142,939
Silgan Holdings Inc. (a)	1.40	04/01/26	125,000	114,000
Total Materials				489,511
Real Estate | 1.1%
Crown Castle International Corp.	2.90	04/01/41	450,000	372,493
Realty Income Corp.	2.20	06/15/28	495,000	456,633
Service Properties Trust	7.50	09/15/25	505,000	529,770
Vornado Realty LP	2.15	06/01/26	150,000	140,192
Total Real Estate				1,499,088
Utilities | 2.8%
Brooklyn Union Gas Co. (a)	3.41	03/10/26	180,000	178,210
Entergy Louisiana, LLC	3.78	04/01/25	325,000	327,149
National Fuel Gas Co.	5.50	01/15/26	307,000	325,054
Pacific Gas & Electric Co.	4.25	08/01/23	644,000	650,260
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	209,283
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	128,987
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	665,739
SCE Recovery Funding LLC	2.51	11/15/43	190,000	163,460
Southern California Edison Co.	1.10	04/01/24	370,000	357,046
Southern California Edison Co.	2.25	06/01/30	55,000	49,721
Southern California Edison Co.	4.50	09/01/40	200,000	202,631
Southern California Edison Co.	4.00	04/01/47	164,000	157,576
Southern California Edison Co.	3.65	02/01/50	214,000	198,095
TerraForm Power Operating LLC (a)	4.25	01/31/23	215,000	214,462
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	166,776
Total Utilities				3,994,449
Total Corporate Bonds–Other
(Cost $50,327,173)				46,717,877

U.S. Government & Agency Obligations | 27.3% of portfolio

Federal Farm Credit Bank	0.52	10/21/25	300,000	278,561
U.S. International Development Finance Corp.	1.05	10/15/29	134,056	125,012
U.S. International Development Finance Corp.	1.49	08/15/31	80,000	75,230
U.S. International Development Finance Corp.	3.00	10/05/34	182,996	182,756
U.S. International Development Finance Corp.	1.32	03/15/35	225,000	200,200
U.S. Treasury Note	1.50	02/29/24	5,327,000	5,249,384
U.S. Treasury Note	1.75	03/15/25	3,190,000	3,122,462
U.S. Treasury Note	1.88	02/28/27	7,684,000	7,478,093
U.S. Treasury Note	1.88	02/28/29	4,372,000	4,220,346
U.S. Treasury Note	1.88	02/15/32	4,475,000	4,297,406
U.S. Treasury Note	1.75	08/15/41	5,309,000	4,601,410
U.S. Treasury Note	2.38	02/15/42	3,616,000	3,487,745

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
U.S. Government & Agency Obligations | 27.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
U.S. Treasury Note	1.88%	11/15/51	$5,792,000	$5,080,670
Total U.S. Government & Agency Obligations
(Cost $39,576,653)				38,399,275
Mortgage-Backed Securities | 14.3% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (a)	2.18(b)	01/25/51	239,088	221,716
FHLMC QA7479	3.00	03/01/50	245,458	240,764
FHLMC SB8503	2.00	08/01/35	1,555,627	1,512,735
FHLMC SD8068	3.00	06/01/50	240,430	235,941
FNMA BN7662	3.50	07/01/49	103,810	104,348
FNMA CA4016	3.00	08/01/49	571,841	562,203
FNMA FM1000	3.00	04/01/47	1,031,248	1,021,605
FNMA FM4231	2.50	09/01/50	261,395	250,130
FNMA FM5470	2.00	01/01/36	1,011,488	983,759
FNMA MA3691	3.00	07/01/49	165,509	162,553
FNMA MA3834	3.00	11/01/49	347,252	340,710
FNMA MA3960	3.00	03/01/50	158,819	155,740
FNMA MA3992	3.50	04/01/50	167,201	168,065
FNMA MA4048	3.00	06/01/50	724,051	710,420
FNMA MA4124	2.50	09/01/35	1,348,582	1,334,843
FNMA MA4179	2.00	11/01/35	4,295,105	4,176,573
FNMA MA4229	2.00	01/01/36	2,017,305	1,966,598
FNMA MA4303	2.00	04/01/36	1,715,394	1,667,977
FNMA MA4418	2.00	09/01/36	2,853,140	2,774,275
Freddie Mac STACR 21-HQA3 (a)	3.45(b)	09/25/41	1,000,000	892,296
GNMA 21-8	1.00	01/20/50	606,517	552,157
Total Mortgage-Backed Securities
(Cost $21,402,689)				20,035,408

Asset-Backed Securities | 12.4% of portfolio

American Credit Acceptance Receivables Trust 20-3B (a)	1.15	08/13/24	39,356	39,344
American Credit Acceptance Receivables Trust 21-2B (a)	0.68	05/13/25	1,500,000	1,489,021
American Credit Acceptance Receivables Trust 22-1B (a)	1.68	09/14/26	375,000	365,654
Avant Credit Card Master Trust 21-1A (a)	1.37	04/15/27	500,000	475,187
Avant Loans Funding Trust 21-REV1 (a)	1.21	07/15/30	500,000	483,184
Carvana Auto Receivables Trust 20-N1A (a)	2.01	03/17/25	172,606	172,608
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	192,851	177,038
Consumer Loan Underlying Bond 19-HP1 (a)	2.59	12/15/26	1,952	1,952
CoreVest American Finance 20-4 (a)	1.17	12/15/52	133,331	123,696
CoreVest American Finance 21-1 (a)	1.57	04/15/53	847,075	780,859
CoreVest American Finance 21-3 (a)	2.49	10/15/54	660,000	609,725
CPS Auto Trust 20-C (a)	1.01	01/15/25	33,657	33,637
CPS Auto Trust 21-B (a)	0.81	12/15/25	200,000	196,573
Credit Acceptance Auto Loan Trust 19-1C (a)	3.94	06/15/28	211,190	211,609
Credit Acceptance Auto Loan Trust 20-1A (a)	2.01	02/15/29	433,776	433,773
Credit Acceptance Auto Loan Trust 20-1A (a)	2.39	04/16/29	250,000	247,088
Credit Acceptance Auto Loan Trust 20-2A (a)	1.37	07/16/29	250,000	247,593
Credit Acceptance Auto Loan Trust 20-3A (a)	1.24	10/15/29	350,000	344,276
Credit Acceptance Auto Loan Trust 21-2A (a)	0.96	02/15/30	320,000	309,434
Credito Real USA Auto Receivables Trust 21-1 (a)	1.35	02/16/27	538,667	528,914
DT Auto Owner Trust 18-2D (a)	4.15	03/15/24	21,909	21,985
DT Auto Owner Trust 20-3A (a)	0.91	12/16/24	200,000	198,992
Exeter Automobile Receivables Trust 21-1A	0.50	02/18/25	219,910	219,320
FIC Funding 21-1 (a)	1.13	04/15/33	191,167	189,212
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	450,378	441,178
Flagship Credit Auto Trust 21-3 (a)	0.36	07/15/27	371,565	363,652

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 12.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Freedom Financial 21-1 (a)	0.66%	03/20/28	$67,027	$66,882
Freedom Financial 21-2 (a)	0.68	06/19/28	25,941	25,902
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	226,319
GLS Auto Receivables Trust 20-3 (a)	1.38	08/15/24	92,231	92,147
GLS Auto Receivables Trust 20-4 (a)	0.87	12/16/24	300,000	298,999
GLS Auto Receivables Trust 21-3A (a)	0.42	01/15/25	312,058	308,962
GLS Auto Receivables Trust 21-4 (a)	0.84	07/15/25	617,395	611,616
Gracie Point International Fund 20-B (a)	1.51(b)	05/02/23	290,989	291,556
Gracie Point International Fund 21-1 (a)	0.86(b)	11/01/23	319,949	319,079
LAD Auto Receivables Trust 21-1 (a)	1.30	08/17/26	371,593	364,122
Marlette Funding Trust 21-1 (a)	0.60	06/16/31	65,184	64,922
Oasis Securitisation 21-1A (a)	2.58	02/15/33	217,699	217,107
Oasis Securitisation 21-2A (a)	2.14	10/15/33	563,675	557,657
Oportun Funding 21-A (a)	1.21	03/08/28	300,000	291,272
Oportun Funding 21-B (a)	1.47	05/08/31	1,000,000	944,036
Oscar US Funding Trust 21-1A (a)	0.40	03/11/24	90,999	90,412
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	339,000	307,421
SBA Tower Trust (a)	2.84	01/15/25	230,000	226,254
SBA Tower Trust (a)	1.88	01/15/26	330,000	311,342
SBA Tower Trust (a)	1.63	11/15/26	580,000	545,052
SBA Tower Trust (a)	2.59	10/15/31	430,000	391,346
United Auto Credit Securitization Trust 21-1A (a)	0.34	07/10/23	34,653	34,631
United Auto Credit Securitization Trust 21-1B (a)	0.68	03/11/24	1,050,000	1,045,145
Upstart Securitization Trust 21-3 (a)	0.83	07/20/31	157,124	154,301
Upstart Securitization Trust 21-4 (a)	0.84	09/20/31	310,968	302,479
Westgate Resorts 22-1A (a)	2.29	08/20/36	384,500	373,361
Westlake Automobile Receivable Trust 19-2A (a)	2.84	07/15/24	70,473	70,560
Westlake Automobile Receivable Trust 20-3A (a)	0.78	11/17/25	230,000	228,251
Total Asset-Backed Securities
(Cost $18,025,410)				17,466,637

Yankee Bonds | 8.6% of portfolio

AerCap Ireland Capital DAC	4.13	07/03/23	185,000	186,101
AerCap Ireland Capital DAC	3.30	01/30/32	265,000	238,887
AerCap Ireland Capital DAC	3.85	10/29/41	175,000	153,465
Aircastle Ltd. (a)	5.25	08/11/25	310,000	315,805
Antares Holdings LP	3.95	07/15/26	375,000	349,554
Avolon Holdings Funding Ltd. (a)	5.13	10/01/23	500,000	508,806
Avolon Holdings Funding Ltd. (a)	2.88	02/15/25	430,000	412,877
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	800,000	825,645
Avolon Holdings Funding Ltd. (a)	2.13	02/21/26	250,000	228,258
Avolon Holdings Funding Ltd. (a)	4.25	04/15/26	100,000	98,615
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	400,000	355,713
Banco Bilbao Vizcaya Argentaria SA	1.13	09/18/25	200,000	184,240
Banco Santader SA	3.50	03/24/25	200,000	200,130
Banco Santader SA	4.18(b)	03/24/28	200,000	201,014
Cemex, SAB de CV (a)	7.38	06/05/27	370,000	395,900
Cenovus Energy Inc.	2.65	01/15/32	260,000	235,477
Cenovus Energy Inc.	5.25	06/15/37	395,000	427,898
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	1,100,000	1,108,422
Enel Finance International NV (a)	2.65	09/10/24	545,000	536,821
Lenovo Group Ltd. (a)	3.42	11/02/30	805,000	745,179
Mitsubishi UFJ Financial Group	2.34(b)	01/19/28	225,000	212,509
Nationwide Building Society (a)	3.62(b)	04/26/23	200,000	200,036
NatWest Group PLC	4.27(b)	03/22/25	296,000	299,433
Nissan Motor Co., Ltd. (a)	3.52	09/17/25	230,000	225,412
Nissan Motor Co., Ltd. (a)	1.85	09/16/26	260,000	232,801

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Yankee Bonds | 8.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Nissan Motor Co., Ltd. (a)	2.45%	09/15/28	$435,000	$379,724
Nissan Motor Co., Ltd. (a)	4.81	09/17/30	200,000	198,271
Petronas Capital Ltd. (a)	2.48	01/28/32	200,000	185,763
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	316,952
Spirit Loyalty Cayman Ltd. (a)	8.00	09/20/25	385,000	410,025
Sumitomo Mitsui Financial Group, Inc. (a)	1.05	09/12/25	200,000	185,347
Syngenta Finance NV (a)	4.44	04/24/23	230,000	233,062
Syngenta Finance NV (a)	4.89	04/24/25	530,000	539,503
Syngenta Finance NV (a)	5.68	04/24/48	300,000	321,627
Vodafone Group PLC	4.13(b)	06/04/81	145,000	131,651
Westpac Banking Corp.	2.96	11/16/40	300,000	252,099
Total Yankee Bonds
(Cost $12,750,303)				12,033,022

Municipal Bonds | 3.1% of portfolio

Alabama | 0.1%
Alabama Public School & College Authority	1.16	06/01/26	85,000	79,202
Total Alabama				79,202
Arizona | 0.2%
Pinal County Arizona Revenue Obligation	1.05	08/01/24	120,000	115,585
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	104,344
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	122,335
Total Arizona				342,264
California | 1.4%
California Infrastructure & Economic Development Bank	1.24	10/01/27	50,000	46,345
City of Chula Vista California Pension Obligation	1.16	06/01/27	130,000	117,444
City of Chula Vista California Pension Obligation	1.41	06/01/28	130,000	115,955
City of Chula Vista California Pension Obligation	1.63	06/01/29	160,000	140,797
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	197,844
City of Los Angeles California Department of Airports	1.25	05/15/28	200,000	176,949
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	913,049
EL Cajon California Pension Obligation	1.70	04/01/27	100,000	93,799
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	144,305
San Francisco California City & County Airports	3.35	05/01/51	100,000	87,976
Total California				2,034,463
Colorado | 0.3%
Denver City & County Colorado Airport	1.57	11/15/26	95,000	88,811
Regional Transportation District Colorado	1.18	11/01/27	175,000	160,842
Regional Transportation District Colorado	1.33	11/01/28	150,000	135,908
Total Colorado				385,561
New Jersey | 0.6%
New Jersey Housing and Morgage Finance Agency	1.34	04/01/24	85,000	81,975
New Jersey Housing and Morgage Finance Agency	1.49	04/01/25	75,000	71,001
New Jersey Housing and Morgage Finance Agency	1.54	10/01/25	135,000	126,856
New Jersey Transportation Trust Fund Authority	4.08	06/15/39	575,000	575,903
Total New Jersey				855,735

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Municipal Bonds | 3.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Texas | 0.4%
Harris County Texas Cultural Education Facilities Finance Corp.	3.34%	11/15/37	$275,000	$264,699
North Texas Tollway Authority Revenue	3.01	01/01/43	150,000	135,932
San Antonio Texas Electric & Gas	2.91	02/01/48	150,000	127,538
Total Texas				528,169
West Virginia | 0.1%
West Virginia State University Revenues	3.01	10/01/41	150,000	136,528
Total West Virginia				136,528
Total Municipal Bonds
(Cost $4,731,506)				4,361,922
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.5% of portfolio

Energy | 0.2%
Petroleos Mexicanos	0.59(b)	04/15/25	232,375	232,484
Total Energy				232,484
Financials | 0.3%
Thirax 1 LLC	0.97	01/14/33	461,004	412,270
Total Financials				412,270
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $693,201)				644,754
Money Market Fund | 0.5% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.25(c)		693,824	693,824
Total Money Market Fund
(Cost $693,824)				693,824
Total Investments in Securities
(Cost $148,200,759) | 100.0%				$140,352,719
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $40,441,933 and represents 28.8% of total investments.
(b)	Variable coupon rate as of March 31, 2022.
(c)	7-day yield at March 31, 2022.
LLC - Limited Liability Company
N.A. - North America
LP - Limited Partnership
FHLMC - Federal Home Loan Mortgage Corporation
DAC - Designated Activity Company
SA - Sociedad Anonima or Societe Anonyme
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
NV - Naamloze Vennottschap

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
PLC - Public Limited Company
At March 31, 2022, the cost of investment securities for tax purposes was $148,225,865. Net unrealized depreciation of investment securities was $7,873,146 consisting of unrealized gains of $79,822 and unrealized losses of $7,952,968.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$46,717,877	$ —	$46,717,877
U.S. Government & Agency Obligations	—	38,399,275	—	38,399,275
Mortgage-Backed Securities	—	20,035,408	—	20,035,408
Asset-Backed Securities	—	17,466,637	—	17,466,637
Yankee Bonds	—	12,033,022	—	12,033,022
Municipal Bonds	—	4,361,922	—	4,361,922
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	644,754	—	644,754
Money Market Fund	693,824	—	—	693,824
Total	$693,824	$139,658,895	$ —	$140,352,719

Portfolio of Investments
Rural America Growth & Income Fund  |  March 31, 2022  |  (Unaudited)

Common Stocks | 59.4% of portfolio
	Shares	Value
Communication Services | 1.4%
Media
Cable One, Inc.	44	$64,427
Wireless Telecommunication Services
Shenandoah Telecommunications Co.	749	17,661
Total Communication Services		82,088
Consumer Discretionary | 6.2%
Hotels, Restaurants & Leisure
Choice Hotels International, Inc.	549	77,826
Leisure Products
Malibu Boats, Inc. Class A (a)	278	16,127
Multiline Retail
Dollar General Corp.	231	51,427
Ollie's Bargain Outlet Holdings, Inc. (a)	382	16,411
Specialty Retail
ARKO Corp. (a)	3,190	29,029
Lowe's Companies, Inc.	206	41,651
O'Reilly Automotive, Inc. (a)	104	71,236
Tractor Supply Co.	238	55,542
Total Consumer Discretionary		359,249
Consumer Staples | 1.9%
Food Products
Hershey Co. (The)	520	112,648
Total Consumer Staples		112,648
Financials | 8.8%
Banks
FB Financial Corp.	628	27,896
Glacier Bancorp, Inc.	1,061	53,347
South State Corp.	446	36,389
Truist Financial Corp.	1,961	111,189
Capital Markets
CME Group, Inc.	410	97,523
Intercontinental Exchange, Inc.	620	81,914
Insurance
Allstate Corp.	257	35,597
American International Group, Inc.	536	33,645
Chubb Ltd.	174	37,218
Total Financials		514,718
Health Care | 9.0%
Health Care Equipment & Supplies
Integer Holdings Corp. (a)	678	54,627
Stryker Corp.	298	79,670
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	446	46,531
Centene Corp. (a)	829	69,794
LHC Group, Inc. (a)	287	48,388
PetIQ, Inc. (a)	1,285	31,354
Life Sciences Tools & Services
IQVIA Holdings Inc. (a)	212	49,016

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2022  |
(Unaudited)  |  (Continued)
Common Stocks | 59.4% of portfolio (Continued)
	Shares	Value
Health Care | 9.0% (Continued)
Pharmaceuticals
Zoetis Inc.	770	$145,214
Total Health Care		524,594
Industrials | 10.1%
Air Freight & Logistics
Air Transport Services Group, Inc. (a)	1,588	53,119
Commercial Services & Supplies
Casella Waste Systems, Inc. Class A (a)	518	45,403
Electrical Equipment
EnerSys	220	16,405
Machinery
Cummins Inc.	159	32,613
Deere & Co.	346	143,749
Xylem, Inc.	171	14,579
Road & Rail
CSX Corp.	2,232	83,589
J.B. Hunt Transport Services, Inc.	223	44,776
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	387	39,729
Fastenal Co.	1,915	113,751
Total Industrials		587,713
Information Technology | 15.4%
Communications Equipment
Ubiquiti Inc.	91	26,496
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	620	53,370
Corning Inc.	2,495	92,090
Trimble Inc. (a)	999	72,068
IT Services
Block, Inc. (a)	834	113,090
Jack Henry & Associates, Inc.	734	144,635
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	789	68,635
Software
ANSYS, Inc. (a)	321	101,966
Paycom Software, Inc. (a)	345	119,501
Tyler Technologies, Inc. (a)	236	104,994
Total Information Technology		896,845
Materials | 1.4%
Chemicals
Sherwin-Williams Co. (The)	208	51,921
Construction Materials
Vulcan Materials Co.	157	28,841
Total Materials		80,762
Real Estate | 5.2%
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	489	122,847
Community Healthcare Trust Inc.	521	21,991
Crown Castle International Corp.	716	132,174

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2022  |
(Unaudited)  |  (Continued)
Common Stocks | 59.4% of portfolio (Continued)
	Shares	Value
Real Estate | 5.2% (Continued)
Uniti Group Inc.	2,119	$29,157
Total Real Estate		306,169
Total Common Stocks
(Cost $ 3,380,641)		3,464,786

Corporate Bonds–Other | 19.5% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount
Communication Services | 1.5%
DISH DBS Corp. (b)	5.25%	12/01/26	$45,000	42,863
T-Mobile USA, Inc.	3.75	04/15/27	44,000	44,257
Total Communication Services				87,120
Consumer Discretionary | 1.6%
Choice Hotels International, Inc.	3.70	01/15/31	25,000	24,309
Kohl's Corp.	3.25	02/01/23	8,000	7,951
Kohl's Corp.	4.25	07/17/25	22,000	22,252
Mohawk Industries, Inc.	3.85	02/01/23	10,000	10,072
Tractor Supply Co.	1.75	11/01/30	36,000	30,923
Total Consumer Discretionary				95,507
Consumer Staples | 0.5%
Bunge Limited Finance Corp.	3.75	09/25/27	10,000	10,052
Dollar General Corp.	4.15	11/01/25	19,000	19,635
Total Consumer Staples				29,687
Energy | 0.6%
Murphy Oil Corp.	6.38	07/15/28	35,000	36,400
Total Energy				36,400
Financials | 8.6%
American International Group, Inc.	3.40	06/30/30	36,000	35,902
American Tower Corp.	3.95	03/15/29	60,000	60,080
Chubb INA Holdings Inc.	3.15	03/15/25	33,000	33,350
Cincinnati Financial Corp.	6.92	05/15/28	25,000	29,753
Globe Life Inc.	4.55	09/15/28	33,000	34,303
Intercontinental Exchange, Inc.	3.75	12/01/25	70,000	71,583
M&T Bank Corp.	3.55	07/26/23	58,000	58,650
Metlife, Inc.	3.00	03/01/25	38,000	38,105
Synovus Financial Corp.	3.13	11/01/22	21,000	21,089
Truist Bank	3.69 (c)	08/02/24	55,000	55,716
Truist Financial Corp.	3.87	03/19/29	35,000	35,661
Unum Group	4.00	03/15/24	25,000	25,354
Total Financials				499,546
Health Care | 1.4%
CVS Health Corp.	1.30	08/21/27	26,000	23,642
Laboratory Corporation of America Holdings	2.30	12/01/24	18,000	17,638
Laboratory Corporation of America Holdings	1.55	06/01/26	43,000	40,038
Total Health Care				81,318

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2022  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 19.5% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Industrials | 0.9%
CNH Industrial Capital LLC	1.45%	07/15/26	$17,000	$15,609
J.B. Hunt Transport Services, Inc.	3.87	03/01/26	23,000	23,416
John Deere Capital Corp.	2.65	06/24/24	13,000	13,017
Total Industrials				52,042
Information Technology | 1.5%
Block, Inc. (b)	2.75	06/01/26	69,000	65,220
Micron Technology, Inc.	4.66	02/15/30	22,000	22,993
Total Information Technology				88,213
Materials | 1.4%
Martin Marietta Materials, Inc.	3.50	12/15/27	9,000	9,040
Mosaic Co.	4.05	11/15/27	22,000	22,535
Steel Dynamics, Inc.	2.40	06/15/25	23,000	22,233
Vulcan Materials Co.	3.50	06/01/30	27,000	26,779
Total Materials				80,587
Real Estate | 0.7%
American Campus Communities Operating Partnership LP	4.13	07/01/24	20,000	20,361
Crown Castle International Corp.	3.80	02/15/28	18,000	17,982
Total Real Estate				38,343
Utilities | 0.8%
Black Hills Corp.	4.25	11/30/23	45,000	45,861
Total Utilities				45,861
Total Corporate Bonds–Other
(Cost $ 1,193,623)				1,134,624
U.S. Government & Agency Obligations | 11.5% of portfolio

Federal Farm Credit Bank	0.52	10/21/25	200,000	185,707
Federal Farm Credit Bank	1.20	04/28/27	195,000	181,574
Federal Farm Credit Bank	3.43	12/06/28	18,000	18,994
Tennessee Valley Authority	2.88	09/15/24	99,000	99,704
Tennessee Valley Authority	0.75	05/15/25	88,000	83,312
Tennessee Valley Authority	7.12	05/01/30	25,000	32,994
Tennessee Valley Authority	1.50	09/15/31	75,000	67,389
Total U.S. Government & Agency Obligations
(Cost $ 693,917)				669,674
Asset-Backed Securities | 4.1% of portfolio

CNH Equipment Trust 22-A	2.39	08/15/25	100,000	99,998
SBA Tower Trust (b)	1.63	11/15/26	60,000	56,385
SBA Tower Trust (b)	2.59	10/15/31	52,000	47,325
SBA Tower Trust (b)	2.84	01/15/25	35,000	34,430
Total Asset-Backed Securities
(Cost $ 248,719)				238,138

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2022  |
(Unaudited)  |  (Continued)
Municipal Bonds | 2.1% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Kansas | 0.2%
City of Wichita, Kansas Water & Sewer Utility Revenue	3.00%	10/01/24	$10,000	$10,134
Montana | 0.2%
Yellowstone County School District No. 2 Billings	2.22	06/15/32	15,000	14,014
Pennsylvania | 0.7%
Geisinger Health System Revenue	2.25	04/01/27	20,000	18,642
New Castle Sanitation Authority	1.16	06/01/25	25,000	23,401
Total Pennsylvania				42,043
Texas | 0.5%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	30,000	28,473
Washington | 0.5%
Northwest Open Access Network Revenue	1.68	12/01/27	30,000	28,045
Total Municipal Bonds
(Cost $ 131,903)				122,709

Mortgage-Backed Securities | 1.8% of portfolio

ARM Master Trust 21-T (b)	1.42	01/15/24	4,000	3,998
Farm 2021-1 Mortgage Trust 21-1 (b)	2.18(c)	01/25/51	28,128	26,084
Freddie Mac Multiclass Certificates 21-P009	1.13	01/25/31	48,791	45,156
GNMA II POOL 785401	2.50	10/20/50	32,413	31,565
Total Mortgage-Backed Securities
(Cost $ 114,772)				106,803

Money Market Fund | 1.6% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund	0.25%(d)	92,800	92,800
Total Money Market Fund
(Cost $ 92,800)			92,800
Total Investments in Securities
(Cost $5,856,375) | 100.0%			$5,829,534
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $276,305 and represents 4.7% of total investments.
(c)	Variable coupon rate as of March 31, 2022.
(d)	7-day yield at March 31, 2022.
CME - Chicago Mercantile Exchange
LLC - Limited Liability Company
LP - Limited Partnership
ARM - Adjustable Rate Mortgage
At March 31, 2022, the cost of investment securities for tax purposes was $5,856,478. Net unrealized depreciation of investment securities was $26,944 consisting of unrealized gains of $182,807 and unrealized losses of $209,751.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

Portfolio of Investments  |  Rural America Growth & Income Fund  |  March 31, 2022  |
(Unaudited)  |  (Continued)
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Rural America Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,464,786	$ —	$ —	$3,464,786
Corporate Bonds–Other	—	1,134,624	—	1,134,624
U.S. Government & Agency Obligations	—	669,674	—	669,674
Asset-Backed Securities	—	238,138	—	238,138
Municipal Bonds	—	122,709	—	122,709
Mortgage-Backed Securities	—	106,803	—	106,803
Money Market Fund	92,800	—	—	92,800
Total	$3,557,586	$2,271,948	$ —	$5,829,534

Portfolio of Investments
Stock Index Fund  |  March 31, 2022  |  (Unaudited)

	Cost	Value
Investment	$40,374,165	$226,166,975
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.  As of March 31, 2022, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.69%.  See the Appendix for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
Value Fund  |  March 31, 2022  |  (Unaudited)

Common Stocks | 98.9% of portfolio
	Shares	Value
Communication Services | 6.4%
Interactive Media & Services
Alphabet, Inc., Class C (a)	17,711	$49,466,646
Meta Platforms, Inc., Class A (a)	65,700	14,609,052
Total Communication Services		64,075,698
Consumer Discretionary | 5.9%
Hotels, Restaurants & Leisure
McDonald's Corp.	57,197	14,143,674
Multiline Retail
Target Corp.	39,800	8,446,356
Specialty Retail
Home Depot, Inc.	37,018	11,080,598
TJX Companies, Inc. (The)	143,600	8,699,288
Ulta Beauty, Inc. (a)	41,056	16,349,320
Total Consumer Discretionary		58,719,236
Energy | 4.9%
Oil, Gas & Consumable Fuels
Chevron Corp.	166,300	27,078,629
ConocoPhillips	218,900	21,890,000
Total Energy		48,968,629
Financials | 18.4%
Banks
Bank of America Corp.	618,502	25,494,652
Citigroup, Inc.	274,739	14,671,063
JPMorgan Chase & Co.	308,891	42,108,021
Truist Financial Corp.	355,600	20,162,520
Capital Markets
Goldman Sachs Group, Inc.	76,774	25,343,097
Insurance
Allstate Corp.	118,584	16,425,070
American International Group, Inc.	364,794	22,898,120
Chubb Ltd.	79,138	16,927,618
Total Financials		184,030,161
Health Care | 21.4%
Biotechnology
AbbVie Inc.	214,263	34,734,175
Health Care Equipment & Supplies
Abbott Laboratories	305,556	36,165,608
Boston Scientific Corp. (a)	475,696	21,068,576
Medtronic PLC	86,456	9,592,293
Health Care Providers & Services
Centene Corp. (a)	334,097	28,127,626
Cigna Corp.	83,614	20,034,751
Pharmaceuticals
Bristol-Myers Squibb Co.	224,401	16,388,005
Merck & Co., Inc.	187,682	15,399,308
Pfizer, Inc.	361,099	18,694,095
Common Stocks | 98.9% of portfolio (Continued)
	Shares	Value
Health Care | 21.4% (Continued)
Royalty Pharma PLC, Class A	346,484	$13,499,017
Total Health Care		213,703,454
Industrials | 18.1%
Aerospace & Defense
Northrop Grumman Corp.	47,131	21,077,926
Airlines
Southwest Airlines Co. (a)	157,432	7,210,386
Electrical Equipment
Eaton Corp. PLC	88,887	13,489,491
Industrial Conglomerates
Honeywell International, Inc.	202,573	39,416,654
Machinery
Deere & Co.	46,800	19,443,528
Parker-Hannifin Corp.	108,122	30,680,699
Stanley Black & Decker, Inc.	64,142	8,966,410
Professional Services
Leidos Holdings Inc.	161,117	17,403,858
Road & Rail
CSX Corp.	619,182	23,188,366
Total Industrials		180,877,318
Information Technology | 12.6%
Electronic Equipment, Instruments & Components
Corning Inc.	255,600	9,434,196
IT Services
Fiserv, Inc. (a)	177,700	18,018,780
Visa Inc., Class A	113,498	25,170,451
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	71,863	13,300,404
Software
Microsoft Corp.	152,314	46,959,930
VMware, Inc., Class A	115,883	13,195,597
Total Information Technology		126,079,358
Materials | 8.7%
Chemicals
Dow Inc.	181,181	11,544,854
DuPont de Nemours, Inc.	259,878	19,121,823
Containers & Packaging
Avery Dennison Corp.	185,787	32,321,364
Metals & Mining
Freeport-McMoRan Inc.	473,700	23,561,838
Total Materials		86,549,879
Real Estate | 2.5%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	52,301	7,416,282

Portfolio of Investments  |  Value Fund  |  March 31, 2022  |  (Unaudited)  |  (Continued)
Common Stocks | 98.9% of portfolio (Continued)
	Shares	Value
Real Estate | 2.5% (Continued)
VICI Properties Inc.	611,935	$17,415,670
Total Real Estate		24,831,952
Total Common Stocks
(Cost $551,103,644)		987,835,685
Money Market Fund | 1.1% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.25% (b)	10,861,062	10,861,062
Total Money Market Fund
(Cost $10,861,062)		10,861,062
Total Investments in Securities
(Cost $561,964,706) | 100.0%		$998,696,747
(a)	Non-income producing.
(b)	7-day yield at March 31, 2022.
PLC - Public Limited Company
NV - Naamloze Vennottschap
At March 31, 2022, the cost of investment securities for tax purposes was $562,366,061. Net unrealized appreciation of investment securities was $436,330,686 consisting of unrealized gains of $445,171,559 and unrealized losses of $8,840,873.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$987,835,685	$ —	$ —	$987,835,685
Money Market Fund	10,861,062	—	—	10,861,062
Total	$998,696,747	$ —	$ —	$998,696,747

Portfolio of Investments
Growth Fund  |  March 31, 2022  |  (Unaudited)

Common Stocks | 98.9% of portfolio
	Shares	Value
Communication Services | 19.8%
Entertainment
Live Nation Entertainment, Inc. (a)	19,331	$2,274,099
Netflix, Inc. (a)	10,745	4,024,969
Spotify Technology SA (a)	21,284	3,214,310
Interactive Media & Services
Alphabet, Inc., Class C (a)	4,220	11,786,418
Alphabet, Inc., Class A (a)	8,947	24,884,738
Meta Platforms, Inc., Class A (a)	49,863	11,087,537
IAC/InterActiveCorp (a)	15,373	1,541,604
Match Group, Inc. (a)	23,801	2,588,121
Snap Inc., Class A (a)	98,932	3,560,563
Total Communication Services		64,962,359
Consumer Discretionary | 18.3%
Automobiles
Rivian Automotive, Inc. (a)	13,230	664,675
Tesla, Inc. (a)	3,604	3,883,670
Hotels, Restaurants & Leisure
Booking Holdings, Inc. (a)	1,574	3,696,460
Chipotle Mexican Grill, Inc. (a)	1,883	2,978,963
Internet & Direct Marketing Retail
Amazon.com, Inc. (a)	9,229	30,086,078
Coupang, Inc. (a)	63,150	1,116,492
DoorDash, Inc., Class A (a)	9,321	1,092,328
Leisure Products
Peloton Interactive, Inc. (a)	80,861	2,136,348
Multiline Retail
Dollar General Corp.	17,453	3,885,561
Specialty Retail
Carvana Co. (a)	13,126	1,565,801
Ross Stores, Inc.	51,309	4,641,412
Textiles, Apparel & Luxury Goods
lululemon athletica Inc. (a)	6,819	2,490,504
NIKE, Inc., Class B	13,772	1,853,160
Total Consumer Discretionary		60,091,452
Financials | 0.2%
Capital Markets
MarketAxess Holdings Inc.	2,044	695,369
Total Financials		695,369
Health Care | 14.4%
Biotechnology
Vertex Pharmaceuticals, Inc. (a)	12,448	3,248,555
Health Care Equipment & Supplies
Becton, Dickinson & Co. (a)	9,851	2,620,366
Insulet Corp. (a)	8,146	2,170,013
Intuitive Surgical, Inc. (a)	21,395	6,454,444
Stryker Corp.	25,793	6,895,758
Health Care Providers & Services
Cigna Corp.	33,350	7,990,993
HCA Healthcare, Inc.	4,136	1,036,564
Common Stocks | 98.9% of portfolio (Continued)
	Shares	Value
Health Care | 14.4% (Continued)
Humana, Inc.	7,274	$3,165,427
UnitedHealth Group, Inc.	20,363	10,384,519
Life Sciences Tools & Services
Avantor, Inc. (a)	93,441	3,160,175
Total Health Care		47,126,814
Industrials | 1.0%
Machinery
Ingersoll Rand Inc.	63,788	3,211,726
Total Industrials		3,211,726
Information Technology | 45.2%
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	53,466	4,028,663
IT Services
Affirm Holdings, Inc. (a)	21,226	982,339
Block, Inc. (a)	8,585	1,164,126
Fiserv, Inc. (a)	68,038	6,899,053
Global Payments, Inc.	40,917	5,599,082
Mastercard Inc., Class A	12,855	4,594,120
MongoDB, Inc. (a)	8,682	3,851,249
PayPal Holdings, Inc. (a)	15,725	1,818,596
Snowflake Inc., Class A (a)	5,182	1,187,352
Visa Inc., Class A	30,543	6,773,521
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	24,427	2,670,848
ASML Holding NV ADR	8,421	5,624,638
NVIDIA Corp.	26,403	7,204,323
Software
Atlassian Corp. PLC, Class A (a)	9,925	2,916,263
Fortinet, Inc. (a)	14,713	5,028,021
HashiCorp, Inc., Class A (a)	6,265	338,310
Intuit, Inc.	22,594	10,864,099
Microsoft Corp.	112,640	34,728,038
salesforce.com, Inc. (a)	41,949	8,906,612
SentinelOne, Inc., Class A (a)	40,505	1,569,164
ServiceNow, Inc. (a)	9,175	5,109,466
Synopsys, Inc. (a)	10,907	3,634,976
Trade Desk, Inc. (The), Class A (a)	19,901	1,378,144
UiPath, Inc. (a)	26,555	573,322
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	20,520,516
Total Information Technology		147,964,841
Total Common Stocks
(Cost $196,241,639)		324,052,561

Portfolio of Investments  |  Growth Fund  |  March 31, 2022  |  (Unaudited)  |  (Continued)
Money Market Fund | 1.1% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.25% (b)	3,675,011	$3,675,011
Total Money Market Fund
(Cost $3,675,011)		3,675,011
Total Investments in Securities
(Cost $199,916,650) | 100.0%		$327,727,572
(a)	Non-income producing.
(b)	7-day yield at March 31, 2022.
SA - Sociedad Anonima or Societe Anonyme
ADR - American Depositary Deposit
NV - Naamloze Vennottschap
PLC - Public Limited Company
At March 31, 2022, the cost of investment securities for tax purposes was $200,062,981. Net unrealized appreciation of investment securities was $127,664,591 consisting of unrealized gains of $137,239,365 and unrealized losses of $9,574,774.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$324,052,561	$ —	$ —	$324,052,561
Money Market Fund	3,675,011	—	—	3,675,011
Total	$327,727,572	$ —	$ —	$327,727,572

Portfolio of Investments
International Equity Fund  |  March 31, 2022  |  (Unaudited)

Common Stocks | 95.5% of portfolio
	Shares	Value
Australia | 3.9%
BHP Group Ltd. ADR	47,589	$3,676,250
Total Australia		3,676,250
Brazil | 0.7%
Ambev SA ADR	103,138	333,136
XP Inc., Class A (a)	10,753	323,665
Total Brazil		656,801
Britain | 7.7%
Diageo PLC	29,392	1,490,895
Rio Tinto PLC	32,632	2,608,816
Shell PLC	81,244	2,226,792
Standard Chartered PLC	122,993	816,428
Total Britain		7,142,931
Canada | 2.6%
Alimentation Couche-Tard Inc., Class B	28,800	1,297,456
Canadian National Railway Co.	8,503	1,140,593
Total Canada		2,438,049
China | 3.0%
CSPC Pharmaceutical Group Ltd.	400,000	458,338
ENN Energy Holdings Ltd.	26,217	391,575
Haier Smart Home Co., Ltd.	118,148	377,776
JD.com, Inc., Class A (a)	1,057	30,035
Ping An Insurance Group Co. of China Ltd., Class H	39,000	272,652
Tencent Holdings Ltd.	22,200	1,023,294
Zhejiang Sanhua Intelligent Controls Co., Ltd.	84,700	221,928
Total China		2,775,598
Denmark | 1.1%
Novozymes A/S, Class B	15,282	1,047,797
Total Denmark		1,047,797
France | 10.8%
Air Liquide SA	7,288	1,274,990
Dassault Systèmes SE	35,620	1,749,961
L’Oréal SA	9,438	3,769,963
Schneider Electric SE	19,411	3,258,919
Total France		10,053,833
Germany | 9.9%
Allianz SE REG	12,363	2,952,385
Infineon Technologies AG	96,677	3,270,583
SAP SE ADR	13,692	1,519,264
Symrise AG	12,037	1,443,148
Total Germany		9,185,380
Common Stocks | 95.5% of portfolio (Continued)
	Shares	Value
Hong Kong | 3.3%
AIA Group Ltd.	291,800	$3,046,940
Total Hong Kong		3,046,940
India | 0.9%
HDFC Bank Ltd. ADR	5,614	344,306
ICICI Bank Ltd. ADR	27,120	513,653
Total India		857,959
Indonesia | 0.5%
PT Telkom Indonesia (Persero) Tbk. ADR	13,191	421,452
Total Indonesia		421,452
Israel | 1.2%
Check Point Software Technologies Ltd. (a)	7,773	1,074,695
Total Israel		1,074,695
Japan | 14.6%
Chugai Pharmaceutical Co., Ltd.	47,300	1,578,325
Daifuku Co., Ltd.	3,300	235,460
FANUC Corp.	4,400	772,243
Keyence Corp.	3,300	1,530,218
Komatsu Ltd.	59,600	1,431,920
Kubota Corp.	84,800	1,589,512
Nitori Holdings Co., Ltd.	9,500	1,195,221
Shionogi & Co., Ltd.	28,000	1,720,414
Shiseido Co., Ltd.	11,900	601,051
Sysmex Corp.	16,200	1,173,326
Unicharm Corp.	49,400	1,774,738
Total Japan		13,602,428
Mexico | 0.4%
Fomento Economico Mexicano, SAB de CV ADR	4,891	405,219
Total Mexico		405,219
Netherlands | 2.8%
Adyen NV (a)	1,315	2,604,612
Total Netherlands		2,604,612
Republic of South Korea | 1.3%
Samsung Electronics Co., Ltd. GDR	866	1,220,655
Total Republic of South Korea		1,220,655
Russia | 0.0%
LUKOIL PJSC ADR	6,253	0
Yandex NV, Class A (a)	4,239	0
Total Russia		0

Portfolio of Investments  |  International Equity Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Common Stocks | 95.5% of portfolio (Continued)
	Shares	Value
Singapore | 3.5%
DBS Group Holdings Ltd.	124,615	$3,265,188
Total Singapore		3,265,188
Spain | 1.9%
Banco Bilboa Vizcaya Argentaria SA	307,413	1,755,305
Total Spain		1,755,305
Sweden | 8.5%
Alfa Laval AB	50,914	1,751,311
Atlas Copco AB, Class A	67,072	3,481,434
Epiroc AB, Class A	74,699	1,597,726
Skandinaviska Enskilda Banken AB, Class A	103,768	1,121,820
Total Sweden		7,952,291
Switzerland | 14.4%
Alcon Inc.	23,501	1,864,335
Lonza Group AG REG	3,813	2,762,913
Nestlé SA ADR	18,385	2,390,393
Roche Holding AG REG	9,408	3,722,385
SGS SA REG	339	942,468
Sonova Holding AG REG	4,214	1,760,348
Total Switzerland		13,442,842
Common Stocks | 95.5% of portfolio (Continued)
	Shares	Value
Taiwan | 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,996	$833,663
Total Taiwan		833,663
United States of America | 1.6%
Linde PLC	4,602	1,468,462
Total United States of America		1,468,462
Total Common Stocks
(Cost $63,847,500)		88,928,350
Money Market Fund | 4.5% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.25% (b)	4,141,840	4,141,840
Total Money Market Fund
(Cost $4,141,840)		4,141,840
Total Investments in Securities
(Cost $67,989,340) | 100.0%		$93,070,190

(a)	Non-income producing.
(b)	7-day yield at March 31, 2022.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
A/S - Aktieselskab
SE - Societas Europaea
REG - Registered Shares
AG - Aktiengesellschaft
Tbk. - Terbuka
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
NV - Naamloze Vennottschap
GDR - Global Depositary Receipt
AB - Aktiebolag
At March 31, 2022, the cost of investment securities for tax purposes was $68,044,195. Net unrealized appreciation of investment securities was $25,025,995 consisting of unrealized gains of $27,445,760 and unrealized losses of $2,419,765.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;

Portfolio of Investments  |  International Equity Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$13,747,687	$75,180,663	$ —	$88,928,350
Money Market Fund	4,141,840	—	—	4,141,840
Total	$17,889,527	$75,180,663	$ —	$93,070,190

Portfolio of Investments
Small-Company Stock Fund  |  March 31, 2022  |  (Unaudited)

Common Stocks | 97.8% of portfolio
	Shares	Value
Communication Services | 2.7%
Interactive Media & Services
Ziff Davis, Inc. (a)	62,726	$6,070,622
Wireless Telecommunication Services
Shenandoah Telecommunications Co.	69,763	1,645,012
Total Communication Services		7,715,634
Consumer Discretionary | 7.5%
Hotels, Restaurants & Leisure
Hilton Grand Vacations Inc. (a)	65,900	3,427,459
Household Durables
MDC Holdings, Inc.	102,288	3,870,578
Leisure Products
Callaway Golf Co. (a)	181,651	4,254,266
Malibu Boats, Inc., Class A (a)	51,800	3,004,918
Specialty Retail
ARKO Corp. (a)	398,000	3,621,800
Textiles, Apparel & Luxury Goods
Carter's, Inc.	31,851	2,929,974
Total Consumer Discretionary		21,108,995
Financials | 18.9%
Banks
Atlantic Union Bankshares Corp.	141,992	5,209,686
Cadence Bank	145,250	4,250,015
Eastern Bankshares, Inc.	365,900	7,881,486
FB Financial Corp.	152,959	6,794,439
Glacier Bancorp, Inc.	151,916	7,638,337
Umpqua Holdings Corp.	163,000	3,074,180
Capital Markets
Virtu Financial, Inc., Class A	104,243	3,879,924
Consumer Finance
Encore Capital Group, Inc. (a)	134,983	8,467,484
Insurance
Kinsale Capital Group, Inc.	27,726	6,322,082
Total Financials		53,517,633
Health Care | 17.2%
Biotechnology
Emergent BioSolutions Inc. (a)	57,525	2,361,977
Twist Bioscience Corp. (a)	46,977	2,319,724
Health Care Equipment & Supplies
Envista Holdings Corp. (a)	100,700	4,905,097
Integer Holdings Corp. (a)	51,470	4,146,938
NuVasive, Inc. (a)	63,500	3,600,450
STAAR Surgical Co. (a)	25,136	2,008,618
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	79,687	8,313,744
LHC Group, Inc. (a)	34,528	5,821,421
PetIQ, Inc. (a)	137,000	3,342,800
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	46,950	7,680,550
Common Stocks | 97.8% of portfolio (Continued)
	Shares	Value
Health Care | 17.2% (Continued)
NanoString Technologies, Inc. (a)	117,153	$4,071,067
Total Health Care		48,572,386
Industrials | 25.6%
Aerospace & Defense
Maxar Technologies Inc.	93,500	3,689,510
Triumph Group, Inc. (a)	270,600	6,840,768
Construction & Engineering
Comfort Systems USA, Inc.	68,188	6,069,414
Dycom Industries, Inc. (a)	21,100	2,009,986
Electrical Equipment
Atkore Inc. (a)	89,700	8,830,068
EnerSys	36,035	2,687,130
Machinery
Barnes Group Inc.	78,200	3,142,858
Colfax Corp. (a)	171,528	6,825,099
Federal Signal Corp.	141,994	4,792,297
Professional Services
CACI International Inc., Class A (a)	8,371	2,521,848
ManTech International Corp., Class A	103,665	8,934,886
Road & Rail
Werner Enterprises, Inc.	141,733	5,811,053
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	98,726	10,135,211
Total Industrials		72,290,128
Information Technology | 14.1%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	63,162	5,436,985
Itron, Inc. (a)	51,377	2,706,541
IT Services
CSG Systems International, Inc.	61,670	3,920,362
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	67,486	5,870,607
Software
Altair Engineering Inc., Class A (a)	101,177	6,515,799
Descartes Systems Group Inc. (The) (a)	101,770	7,455,670
Model N, Inc. (a)	118,600	3,190,340
Verint Systems Inc. (a)	93,726	4,845,634
Total Information Technology		39,941,938
Materials | 7.4%
Chemicals
Avient Corp.	191,027	9,169,296
Ingevity Corp.	43,641	2,796,079

Portfolio of Investments  |  Small-Company Stock Fund  |  March 31, 2022  |  (Unaudited)  |
(Continued)
Common Stocks | 97.8% of portfolio (Continued)
	Shares	Value
Materials | 7.4% (Continued)
Construction Materials
Summit Materials, Inc., Class A (a)	284,768	$8,844,894
Total Materials		20,810,269
Real Estate | 4.4%
Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust Inc.	78,900	3,330,369
Easterly Government Properties, Inc.	229,311	4,847,634
Uniti Group Inc.	320,400	4,408,704
Total Real Estate		12,586,707
Total Common Stocks
(Cost $202,605,159)		276,543,690

Money Market Fund | 2.2% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.25% (b)	6,323,465	$6,323,465
Total Money Market Fund
(Cost $6,323,465)		6,323,465
Total Investments in Securities
(Cost $208,928,624) | 100.0%		$282,867,155

(a)	Non-income producing.
(b)	7-day yield at March 31, 2022.
At March 31, 2022, the cost of investment securities for tax purposes was $208,886,195. Net unrealized appreciation of investment securities was $73,980,960 consisting of unrealized gains of $84,909,364 and unrealized losses of $10,928,404.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$276,543,690	$ —	$ —	$276,543,690
Money Market Fund	6,323,465	—	—	6,323,465
Total	$282,867,155	$ —	$ —	$282,867,155

Appendix
S&P 500 Index Master Portfolio